Summary of fair values of warrants assumptions (Details) - Warrants [member]	12 Months Ended
Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected volatility	65.00%
Risk-free annual interest rate	4.47%
Expected life (years)	2 years 8 months 1 day
Weighted average share price	$ 3.75
Weighted average exercise price	$ 2.35